Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,098,130
Total Fee Amount	6,228.05
Total Offset Amount	0
Net Fee	$ 6,228.05
Offset Table N/A	N/A